Acquisition of Navios Midstream - Schedule of Amortization of Favourable Lease Terms (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Business Combinations [Abstract]
Weighted Average Amortization (years)	7 years
Amortization per Year	$ (5,275)